Employee Benefits	12 Months Ended
Dec. 31, 2014
Employee Benefits
9. Employee Benefits

Certain Company employees are eligible to participate in a defined contribution plan (the "Plan"). Participants in the Plan may elect to defer a portion of their pre-tax earnings into a pension plan, which is run by an independent party. The Company matches participant's contributions typically at 6% of the participant's annual compensation. Contributions to the plan are recorded, as an expense in the Consolidated Statement of Operations. Contributions for the years ended December 31, 2012, December 31, 2013 and December 31, 2014 were $18,187,000, $20,293,000 and $22,582,000 respectively.

The Company's United States operations maintain a retirement plan (the "U.S. Plan") that qualifies as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Participants in the U.S. Plan may elect to defer a portion of their pre-tax earnings, up to the Internal Revenue Service annual contribution limit. The Company matches 50% of each participant's contributions; each participant can contribute up to 6% of their annual compensation. Contributions to this U.S. Plan are recorded, in the year contributed, as an expense in the Consolidated Statement of Operations. Contributions for the years ended December 31, 2012, December 31, 2013 and December 31, 2014 were $8,442,000, $9,816,000 and $10,514,000 respectively.

One of the Company’s subsidiaries which was acquired during the 2003 fiscal year, ICON Development Solutions Limited, operates a defined benefit pension plan in the United Kingdom for its employees. The plan is managed externally and the related pension costs and liabilities are assessed in accordance with the advice of a professionally qualified actuary. Plan assets at December 31, 2014, December 31, 2013 and December 31, 2012, consist of units held in independently administered funds. The pension costs of this plan are presented in the following tables in accordance with the requirements of ASC 715-60, Defined Benefit Plans – Other Postretirement. The plan has been closed to new entrants with effect from July 1, 2003.

Change in benefit obligation	December 31, 2014	December 31, 2013
	(in thousands)
Benefit obligation at beginning of year	$24,958	$22,527
Service cost	91	251
Interest cost	1,235	1,005
Plan participants’ contributions	44	75
Plan curtailments	359	-
Benefits paid	(68)	(105)
Actuarial loss	8,270	680
Foreign currency exchange rate changes	(2,014)	525

Benefit obligation at end of year	$32,875	$24,958

Change in plan assets	December 31, 2014	December 31, 2013
	(in thousands)
Fair value of plan assets at beginning of year	$21,422	$17,807
Actual return on plan assets	5,424	2,916
Employer contributions	155	224
Plan participants’ contributions	44	75
Benefits paid	(68)	(105)
Foreign currency exchange rate changes	(1,568)	505

Fair value of plan assets at end of year	$25,409	$21,422

The fair values of the assets above do not include any of the Company’s own financial instruments, property occupied by, or other assets used by, the Company.

Funded status	December 31, 2014	December 31, 2013
	(in thousands)
Projected benefit obligation	$(32,875)	$(24,958)
Fair value of plan assets	25,409	21,422

Funded status	$(7,466)	$(3,536)

Non-current other liabilities	$(7,466)	$(3,536)
The following amounts were recorded in the consolidated statement of operations as components of the net periodic benefit cost:
	December 31, 2014	December 31, 2013	December 31, 2012
	(in thousands)
Service cost	$91	$251	$242
Interest cost	1,235	1,005	964
Expected return on plan assets	(1,299)	(983)	(895)
Amortization of net loss	20	130	179
Curtailment loss	359	-	-

Net periodic benefit cost	$406	$403	$490

The following assumptions were used at the commencement of the year in determining the net periodic pension benefit cost for the years ended December 31, 2012, December 31, 2013 and December 31, 2014:

	December 31,	December 31,	December 31,
	2014	2013	2012
Discount rate	4.7%	4.6%	4.7%
Rate of compensation increase	4.0%	3.4%	3.5%
Expected rate of return on plan assets	6.1%	5.7%	5.8%
Accumulated other comprehensive income	December 31, 2014	December 31, 2013	December 31, 2012
	(in thousands)
Actuarial loss - benefit obligation	$8,270	$680	$405
Actuarial gain – plan assets	(4,125)	(1,933)	(915)
Actuarial gain recognized in net periodic benefit cost	(20)	(130)	(179)

Total	$4,125	$(1,383)	$(689)

The estimated net gain and prior service cost for the defined benefit pension plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year are $268,000 and $nil respectively.

Amounts recognized in accumulated other comprehensive income that have not yet been recognized as components of net periodic benefit cost are as follows:
	December 31, 2014	December 31, 2013	December 31, 2012
	(in thousands)
Net actuarial loss	$6,113	$1,988	$3,371

Total	$6,113	$1,988	$3,371

Benefit Obligation

The following assumptions were used in determining the benefit obligation at December 31, 2014:

	December 31,	December 31,
	2014	2013
Discount rate	3.6%	4.7%
Rate of compensation increase	3.6%	4.0%

The discount rate is determined by reference to UK long dated government and corporate bond yields at the balance sheet date. This is represented by the iboxx corporate bond over 15 year index plus 20 basis points.
Plan Assets

The assets of the scheme are invested with Legal and General and held in a combination of the Active Corporate Bond Over 10 Year fund, Gilt, and Index Linked Gilt funds. The overall investment strategy is that approximately 70% of investments are in government bonds (both fixed interest and index linked) and approximately 30% of investments held in corporate bonds. This results in a concentration of investments in bond type assets, though invested in a number of different bond funds are currently invested in. There is no self investment in employer related assets. The expected long-term rate of return on assets at December 31, 2014 of 2.7% was calculated as the value of the fund after application of a market value reduction factor. The expected long term rates of return on different asset classes are as follows:

Asset Category	Expected long-term return per annum
Corporate Bonds	3.6%
Gilts	2.4%

The long-term expected return on corporate bonds and gilts (fixed interest and index linked) is determined by reference to bond yields and gilt yields at the balance sheet date.

The underlying asset split of the fund is shown below.

Asset Category	December 31, 2014	December 31, 2013
Equity	-	70%
Corporate Bonds	26%	30%
Gilts	74%	-
	100%	100%
Applying the above expected long term rates of return to the asset distribution at December 31, 2014, gives rise to an expected overall rate of return of scheme assets of approximately 2.7% per annum.

Plan Asset Fair Value Measurements
	Quoted Prices in Active Markets for Identical Assets Level 1 (in thousands)
	December 31, 2014	December 31, 2013
Cash	$16	$58

Fixed Income Securities
Legal and General Active Corporate Bond – Over 10 Year	6,560	5,788
Legal and General Gilt Funds	6,977	-
Legal and General Index Linked Gilt Funds	11,856	-
Other Types of Investments
Baillie Gifford Diversified Growth Fund	-	8,452
Standard Life Global Absolute Return Strategies	-	7,124

	$25,409	$21,422
Cash Flows

The Company expects to contribute $0.1 million to its pension fund in the year ending December 31, 2015.

The following annual benefit payments, which reflect expected future service as appropriate, are expected to be paid.

(in thousands)

2015	$65
2016	67
2017	70
2018	72
2019	73
Years 2020 - 2024	$294

The expected cash flows are estimated figures based on the members expected to retire over the next 10 years assuming no early retirements plus an additional amount in respect of recent average withdrawal experience. At the present time it is not clear whether annuities will be purchased when members reach retirement or whether pensions will be paid each month out of scheme assets. The cash flows above have been estimated on the assumption that pensions will be paid monthly out of scheme assets. If annuities are purchased, then the expected benefit payments will be significantly different from those shown above.